Deposits, Advances and Prepayments	12 Months Ended
Dec. 31, 2024
Deposits, Advances and Prepayments [Abstract]
Deposits, advances and prepayments
17.	Deposits, advances and prepayments

Advances have been paid by the Group to Al Shola’s suppliers and subcontractors in the ordinary course of business for the procurement of specialized material and equipment required in the process of designing, engineering and installing Central Gas distribution and monitoring systems. Al Shola is required to make upfront investments in materials and machinery in the normal course of business. It is estimated that the deposit will be utilized in the next 12 months, however, some will only be returned upon cancellation such as office lease deposit, internet and utilities.

	2024	2023
	€’000	€’000
Deposits and advances	509	-
Other prepayments	239	-
	748	-